Document and Entity Information	6 Months Ended
Jun. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	STARWOOD HOTEL & RESORTS WORLDWIDE, INC
Entity Central Index Key	0000316206
Document Type	8-K
Document Period End Date	Jun. 30, 2012
Amendment Flag	false